Share Capital - Summary of Share Capital (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Issued Capital [LineItems]
Beginning balance		€ 321	€ 320
Dividend		0	1
Share dividend		1	0
Ending balance		322	321
Beginning balance		7,033	7,160
Share dividend		(80)	(127)
Ending balance		6,952	7,033
Total share capital		19,616	26,372	€ 25,762	€ 24,661
Issued capital [member]
Disclosure Of Issued Capital [LineItems]
Total share capital	[1]	€ 7,274	€ 7,354	€ 7,426	€ 7,480

[1]	Please refer to the note on share capital for a breakdown.